Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING PARTNERS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Fidelity® VIP Equity-Income Portfolio

Supplement dated December 27, 2013

to the Portfolios’ Prospectus, Summary Prospectuses and SAI

each dated April 30, 2013; and

ING Fidelity® VIP Equity-Income Portfolio

a.         The following is added to the section entitled “Principal Investment Strategies:”

The Adviser may also use covered call options as tools in managing the Master Fund’s assets. By writing covered call options, the Adviser sells the option to buy a security held by the Master Fund at a specified price in exchange for a premium.

b.        The following is added to the section entitled “Principal Risks:”

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Master Fund and reduce its returns. Derivatives may not perform as expected, so the Master Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Master Fund to the risk of improper valuation.

Options The Master Fund could lose money if it sells call options on securities or indices whose value then rises above the buyer’s exercise price. By selling call options to hedge against the risk of loss on its investments, the Master Fund could miss out on gains.

ING Fidelity VIP Equity-Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Fidelity® VIP Equity-Income Portfolio

Supplement dated December 27, 2013

to the Portfolios’ Prospectus, Summary Prospectuses and SAI

each dated April 30, 2013; and

ING Fidelity® VIP Equity-Income Portfolio

a.         The following is added to the section entitled “Principal Investment Strategies:”

The Adviser may also use covered call options as tools in managing the Master Fund’s assets. By writing covered call options, the Adviser sells the option to buy a security held by the Master Fund at a specified price in exchange for a premium.

b.        The following is added to the section entitled “Principal Risks:”

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Master Fund and reduce its returns. Derivatives may not perform as expected, so the Master Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Master Fund to the risk of improper valuation.

Options The Master Fund could lose money if it sells call options on securities or indices whose value then rises above the buyer’s exercise price. By selling call options to hedge against the risk of loss on its investments, the Master Fund could miss out on gains.